Document and Entity Information	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	Dime Community Bancshares, Inc. /NY/
Entity Central Index Key	0000846617